Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Gross [Abstract]
Net operating loss carry-forwards	$ 24,536	$ 23,114
Accruals and reserves	97	141
Deferred revenue	334	382
Intangibles	923	273
Other, net	49
Fixed Assets	11	894
Gross tax assets	25,950	24,804
Valuation allowance	$ 25,950	$ 24,804
Net deferred tax assets